Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
Net deferred tax assets (net of valuation allowance)	$ 886,353	$ 1,049,895
Investments under the equity method	237,081	228,072
Prepaid taxes	47,226	33,842
Other prepaid expenses	82,425	82,742
Derivative assets	17,966	13,603
Trades receivables from brokers and counterparties	47,049	40,088
Principal, interest and escrow servicing advances	77,800	88,371
Guaranteed mortgage loan claims receivable	108,946	59,613
Operating ROU assets	149,849	0
Finance ROU assets	12,888	0
Others	152,032	117,908
Total other assets	$ 1,819,615	$ 1,714,134